Financial Instruments - Significant unobservable inputs (Details) £ in Thousands	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Beginning of period	£ 514,222
End of period	375,263
Level 3 | Unlisted Equity Securities
Disclosure of financial assets and liabilities [Line Items]
Beginning of period	2,145
Acquisitions	0
Loss recognised in other comprehensive income	0
Disposal	0
End of period	£ 2,145